Note 32 (Tables)	12 Months Ended
Dec. 31, 2022
Capital Base And Capital Management [Abstract]
Eligible capital resources [Table Text Block]
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2022, 2021 and 2020 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2022	2021	2020
Capital	26	2,955	3,267	3,267
Share premium	27	20,856	23,599	23,992
Retained earnings, revaluation reserves and other reserves	28	34,881	29,984	30,344
Other equity instruments, net		63	60	42
Treasury shares	29	(29)	(647)	(46)
Profit (loss) attributable to the parent company	5	6,420	4,653	1,305
Interim dividend		(722)	(532)	—
Total equity		64,422	60,384	58,904
Accumulated other comprehensive income (loss)	30	(17,432)	(16,476)	(14,356)
Non-controlling interest	31	3,624	4,853	5,471
Shareholders' equity		50,615	48,760	50,020
Goodwill and other intangible assets		(1,395)	(1,484)	(3,775)
Deductions		(1,722)	(1,484)	(3,775)
Differences from solvency and accounting perimeter		(123)	(130)	(186)
Equity not eligible at solvency level		(123)	(130)	(186)
Other adjustments and deductions (1)		(6,032)	(7,197)	(3,128)
Common Equity Tier 1 (CET 1)		42,738	39,949	42,931
Additional Tier 1 before Regulatory Adjustments		5,193	5,737	6,666
Total Regulatory Adjustments to Additional Tier 1		—	—	—
Tier 1		47,931	45,686	49,597
Tier 2		5,930	7,383	8,548

Total Capital (Total Capital=Tier 1 + Tier 2)		53,861	53,069	58,145
Total Minimum equity required		43,111	39,275	45,042
(1) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group in 2021 (see Note 4) and the amount of shareholders remuneration pending to be distributed.
Amount of capital CC1 [Table Text Block]
The Group’s eligible own funds and risk-weighted assets (RWAs) in accordance with the aforementioned applicable regulation as of December 31, 2022, 2021 and 2020 are shown below:

Amount of capital CC1 (Millions of Euros)
	2022	2021	2020
Capital and share premium	23,810	26,866	27,259
Retained earnings and equity instruments	31,436	30,745	29,974
Other accumulated income and other reserves	(13,952)	(17,200)	(14,023)
Minority interests	1,853	2,800	3,656
Net interim attributable profit	3,814	2,573	860
Common Equity Tier I (CET1) before other regulatory adjustments	46,962	45,784	47,726
Goodwill and intangible assets	(1,395)	(1,484)	(3,455)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments (1)	(356)	(2,800)	(366)
Deferred tax assets	(1,057)	(1,009)	(1,478)
Other deductions and filters	(1,416)	(542)	504
Total common equity Tier 1 regulatory adjustments	(4,223)	(5,835)	(4,795)
Common equity TIER 1 (CET1)	42,738	39,949	42,931
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	4,875	5,265	6,130
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	318	472	536
Additional Tier 1 (CET 1) before regulatory adjustments	5,193	5,737	6,666
Transitional CET 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	5,193	5,737	6,666
Tier 1 (Common equity TIER 1+ additional TIER 1)	47,931	45,686	49,597
Capital instruments and share premium accounted as Tier 2	3,510	4,324	4,540
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	2,310	2,516	3,410
Credit risk adjustments	213	722	604
Tier 2 before regulatory adjustments	6,033	7,562	8,554
Tier 2 regulatory adjustments	(103)	(179)	(6)
Tier 2	5,930	7,383	8,547
Total capital (Total capital=Tier 1 + Tier 2)	53,861	53,069	58,145
Total RWA	337,066	307,795	353,273
CET 1 (phased-in)	12.68%	12.98%	12.15%
Tier 1 (phased-in)	14.22%	14.84%	14.04%
Total capital (phased-in)	15.98%	17.24%	16.46%
(1) With respect to 2021, it includes mainly the amount of shares pending to be acquired under the share buyback program based on the maximum limit authorized by the ECB for the BBVA Group as of December 31, 2021 (see Note 4).

Leverage Ratio [Table Text Block]
Breakdown of leverage ratio as of December 31, 2022, 2021 and 2020, calculated according to CCR, is as follows:

Leverage ratio
	2022	2021	2020
Tier 1 (millions of Euros) (a)	47,931	45,686	49,597
Exposure to leverage ratio (millions of Euros) (b)	737,990	671,789	741,095
Leverage ratio (a)/(b) (percentage)	6.49%	6.80%	6.69%